3. ACQUISITIONS (Details Narrative) (USD $)	12 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2013	Aug. 22, 2011	Dec. 31, 2011	Dec. 15, 2010	Dec. 31, 2010
At closing, the Company paid $500,000 related to the notes payable	$ 0
UREE (Delaware Merger)
Shares issued to stockholders of the acquired entity in exchange for 100% of their outstanding common stock		1,666,667 [1]
Note payable assumed in acquisition		1,418,719
Accounts payable assumed in acquisition		16,817
At closing, the Company paid $500,000 related to the notes payable		500,000
Impairment expense related to valuation of properties from acquisition			15,678,000 [2]
Seaglass Holding Corp Merger
Shares issued to stockholders of the acquired entity in exchange for 100% of their outstanding common stock				1,966,667 [3]
Impairment expense related to valuation of properties from acquisition	$ 326,000				$ 2,624,000 [4]

[1]	Unregistered shares of the Companys common stock valued at $8.55 per share
[2]	The Company was not able to obtain a valuation of the properties and assigned a fair value to the claims of $0.
[3]	Unregistered shares of the Companys common stock valued at $1.50 per share.
[4]	Obtained from an independent evaluation was performed by a licensed professional engineer to estimate the fair market value of the claims on the date of acquisition. Based on this report, the Company assigned a fair value to the claims of $326,000.